Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Schedule of Prepayments

Prepayments consisted of the following:

	As of December 31,
	2025	2024

Prepayment to suppliers (1)	21,569	18,833
Prepaid acquisition consideration (2)	4,100	2,460
Others	373	358
Prepayments	26,042	21,651

(1)	Prepayment to suppliers primarily represents (i) hosting services fee, hash rate fee and other service fees prepaid to suppliers for which the relevant services have not been rendered; (ii) prepaid mining equipment procurement fee for which the equipment has not been delivered as of the year end.

(2)	In 2024 and 2025, the Company made prepayments for the acquisition of a mining facility.